Earnings Per Share (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure For Earnings Per Share [Abstract]
Basic loss available to holders of common shares	$ (47,855)	$ (25,361)	$ (246,228)
Effect of dilutive securities:
Diluted loss	$ (47,855)	$ (25,361)	$ (246,228)
Weighted average number of common shares outstanding - basic	12,544,141	12,628,454	12,628,454
Effect of dilutive securities:
Options	0	0	0
Weighted average number of common shares outstanding - diluted	12,544,141	12,628,454	12,628,454